Debt - Narrative (Details)	1 Months Ended	12 Months Ended
	Mar. 31, 2023 USD ($)	Dec. 31, 2025 USD ($) subsidiary installment	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 18, 2023 USD ($)	Dec. 17, 2023 USD ($)	Dec. 31, 2022 USD ($)
Sale and Leaseback Facility
Debt Instrument [Line Items]
Sale leaseback transaction, average daily bareboat rate		$ 16,567
Deferred finance charges			$ 2,300,000	$ 7,400,000
AVIC International Leasing Co., Ltd. (“AVIC”) – Sale and leaseback financing arrangements | Sale and Leaseback Facility
Debt Instrument [Line Items]
Sale leaseback transaction, lease term		7 years
Sale leaseback transaction, purchase option, year three		$ 56,900,000
Sale leaseback transaction, purchase option, after year seven		47,200,000
Sale leaseback transaction, cash penalty		25,000,000.0
Proceeds from issuance of long-term debt				200,000,000.0
AVIC International Leasing Co., Ltd. (“AVIC”) – Sale and leaseback financing arrangements | Sale and Leaseback Facility | Minimum
Debt Instrument [Line Items]
Sale leaseback transaction, minimum cash balances required		$ 3,600,000
AVIC International Leasing Co., Ltd. (“AVIC”) – Sale and leaseback financing arrangements | Sale and Leaseback Facility | Sixth Installment
Debt Instrument [Line Items]
Sale leaseback transaction, number of quarterly installments | installment		12
Variable rate (as a percent)		4.50%
Debt instrument, credit adjustment spread		0.26161%
AVIC International Leasing Co., Ltd. (“AVIC”) – Sale and leaseback financing arrangements | Sale and Leaseback Facility | Mount Norefjell, Mount Ita, Mount Etna and Mount Blanc | Sixth Installment
Debt Instrument [Line Items]
Sale leaseback transaction, installment		$ 2,200,000
Sale leaseback transaction, quarterly installment payment		$ 180,000
CCB Financial Leasing Co., Ltd. (“CCBFL”) – Sale and leaseback financing arrangements | Sale and Leaseback Facility
Debt Instrument [Line Items]
Sale leaseback transaction, lease term		7 years
Sale leaseback transaction, purchase option, year three		$ 56,000,000.0
Sale leaseback transaction, purchase option, after year seven		$ 46,000,000.0
Proceeds from issuance of long-term debt			196,900,000	160,600,000
Jiangsu Financial Leasing Co. Ltd (“Jiangsu”) – Sale and leaseback financing arrangements | Sale and Leaseback Facility
Debt Instrument [Line Items]
Sale leaseback transaction, lease term		7 years
Sale leaseback transaction, purchase option, year three		$ 56,000,000.0
Sale leaseback transaction, purchase option, after year seven		46,000,000.0
Proceeds from issuance of long-term debt			$ 98,600,000	$ 27,400,000
CCBFL and Jiangsu Financial Leasing Co. Ltd (“Jiangsu”) – Sale and leaseback financing arrangements | Sale and Leaseback Facility
Debt Instrument [Line Items]
Sale leaseback transaction, minimum cash balances required		$ 12,300,000
Sale leaseback transaction, number of subsidiaries | subsidiary		8
Sale leaseback transaction, cash balances required, period		3 months
CCBFL and Jiangsu Financial Leasing Co. Ltd (“Jiangsu”) – Sale and leaseback financing arrangements | Sale and Leaseback Facility | Minimum
Debt Instrument [Line Items]
Sale leaseback transaction, minimum cash balances required		$ 1,500,000
Drew Holdings Limited - Revolving Credit Facility | Line of Credit | Related Party
Debt Instrument [Line Items]
Facility, amount available to drawdown		$ 10,000,000.0			$ 10,000,000.0	$ 15,000,000.0	$ 15,000,000.0
DNB Unsecured Bridge Facility | Bridge Loan
Debt Instrument [Line Items]
Variable rate (as a percent)	6.00%
Facility, amount available to drawdown	$ 15,000,000.0
Proceeds from short-term debt from related party	$ 7,500,000